16 Borrowings (Details 2) - Foreign currency [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Export prepayment [member]
Disclosure of detailed information about borrowings [line items]
Issue date	September 2017
Initial amount of the transaction	R$ 135,000
Outstanding amount	R$ 97,500
Maturity	March 2027
Charges (% per year)	US dollar exchange variation + semiannual Libor + 1.61
Borrowings	R$ 509,141	R$ 457,712
Export prepayment [member]
Disclosure of detailed information about borrowings [line items]
Issue date	October 2019
Initial amount of the transaction	R$ 100,000
Outstanding amount	R$ 100,000
Maturity	October 2024
Charges (% per year)	US dollar exchange variation + quarterly Libor + 1.75
Borrowings	R$ 521,469	405,581
Export prepayment [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Aug-2020
Initial amount of the transaction	R$ 225,000
Outstanding amount	R$ 225,000
Maturity	Feb-2031
Charges (% per year)	US dollar exchange variation + semiannual Libor + 1.70
Borrowings	R$ 1,177,152
Initial amount of the transaction	460,000
Outstanding amount	422,500
Borrowings	R$ 2,207,762	R$ 863,293